Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash		$ 13,292	$ 4,158
Receivables, net of allowance for doubtful accounts of $0 , $1,013 and $705 at March 31, 2018 , December 31, 2017 and December 31, 2016, respectively		19,911	13,686
Inventories		114,170	124,067
Income tax receivable			1,327
Prepaid expenses and other		2,062	3,241
Total current assets		149,435	146,479
Property and equipment, net		45,669	48,448
Goodwill		25,216	25,216
Intangible assets, net		25,862	26,606
Deferred tax asset		144
Other assets		219	395
Total assets		246,545	247,144
Current liabilities
Accounts payable, accrued expenses and other current liabilities		25,181	23,037
Income tax payable		1,536
Contingent liability, current portion		667	1,333
Financing liability, current portion		595	465
Floor plan notes payable, net of debt discount		104,976	95,682
Revolving line of credit			3,000
Long-term debt, current portion		1,870	1,871
Total current liabilities		134,825	125,388
Long term liabilities
Long term debt, non-current portion, net of debt discount		7,207	8,986
Financing liability, non-current portion, net of debt discount		53,680	54,183
Contingent liability, non-current portion			667
Deferred tax liability			886
Total liabilities		195,712	190,110
Stockholders’ Equity
Preferred stock value
Common stock value		3	1
Additional paid-in capital		49,756	49,261
Treasury stock, 165 shares, at cost		(11)	(11)
Retained earnings (Accumulated deficit)		1,085	7,783
Total stockholders’ equity	$ 75,263	50,833	57,034
Total liabilities and stockholders’ equity		246,545	247,144
Successor [Member]
Current assets
Cash	33,063
Receivables, net of allowance for doubtful accounts of $0 , $1,013 and $705 at March 31, 2018 , December 31, 2017 and December 31, 2016, respectively	23,234
Inventories	120,209
Income tax receivable	1,588
Prepaid expenses and other	1,999
Total current assets	180,093
Property and equipment, net	73,444
Goodwill	29,075
Intangible assets, net	68,068
Deferred tax asset
Other assets	200
Total assets	350,880
Current liabilities
Accounts payable, accrued expenses and other current liabilities	24,561
Income tax payable
Contingent liability, current portion
Financing liability, current portion	597
Floor plan notes payable, net of debt discount	99,368
Long-term debt, current portion	2,909
Total current liabilities	127,435
Long term liabilities
Long term debt, non-current portion, net of debt discount	17,044
Financing liability, non-current portion, net of debt discount	55,574
Deferred tax liability	20,370
Total liabilities	220,423
Commitments and Contingencies
Series A Convertible Preferred Stock, 600,000 shares designated, issued and outstanding as of March 31, 2018; liquidation preference of $60,210 at March 31, 2018	55,194
Stockholders’ Equity
Preferred stock value
Common stock value
Additional paid-in capital	76,108
Treasury stock, 165 shares, at cost
Retained earnings (Accumulated deficit)	(845)
Total stockholders’ equity	75,263
Total liabilities and stockholders’ equity	$ 350,880
Predecessor [Member]
Current assets
Cash		13,292	$ 4,158
Receivables, net of allowance for doubtful accounts of $0 , $1,013 and $705 at March 31, 2018 , December 31, 2017 and December 31, 2016, respectively		19,911
Inventories		114,170
Income tax receivable
Prepaid expenses and other		2,062
Total current assets		149,435
Property and equipment, net		45,669
Goodwill		25,216
Intangible assets, net		25,862
Deferred tax asset		144
Other assets		219
Total assets		246,545
Current liabilities
Accounts payable, accrued expenses and other current liabilities		25,181
Income tax payable		1,536
Contingent liability, current portion		667
Financing liability, current portion		595
Floor plan notes payable, net of debt discount		104,976
Long-term debt, current portion		1,870
Total current liabilities		134,825
Long term liabilities
Long term debt, non-current portion, net of debt discount		7,207
Financing liability, non-current portion, net of debt discount		53,680
Deferred tax liability
Total liabilities		195,712
Commitments and Contingencies
Series A Convertible Preferred Stock, 600,000 shares designated, issued and outstanding as of March 31, 2018; liquidation preference of $60,210 at March 31, 2018
Stockholders’ Equity
Preferred stock value
Common stock value		3
Additional paid-in capital		49,756
Treasury stock, 165 shares, at cost		(11)
Retained earnings (Accumulated deficit)		1,085
Total stockholders’ equity		50,833
Total liabilities and stockholders’ equity		$ 246,545